Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 52,673	$ 32,455
Borrowings	39,847	57,023
Total borrowings	92,520	89,478
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	383	4,506
Borrowings	39,847	35,072
Total borrowings	$ 40,230	$ 39,578
Percent of current borrowings	0.00%	5.00%
Percent of non-current borrowings	44.00%	39.00%
Percent of total loans	44.00%	44.00%